SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details)	Jul. 06, 2020 USD ($)	Jul. 06, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 CHF (SFr)	May 08, 2020	Mar. 09, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding | €				€ 241,000,000
Less current portion of long-term debt			$ (1,167,000,000)					$ (770,000,000)
Total non-current portion of non-current borrowings			10,414,000,000					11,471,000,000
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount			5,500,000,000
Borrowings outstanding			0					0
CHF 225 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr					SFr 225,000,000
Borrowings outstanding			$ 237,000,000					233,000,000
CHF 225 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.50%	2.50%	2.50%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 612,000,000	€ 600,000,000		€ 600,000,000
Borrowings outstanding			$ 316,000,000					316,000,000
€600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.88%	2.88%	2.88%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 500,000,000
Borrowings outstanding			$ 319,000,000					320,000,000
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.00%	3.00%	3.00%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 750,000,000
Borrowings outstanding			$ 838,000,000					841,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.13%	3.13%	3.13%
1.1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,100,000,000				$ 1,100,000,000
Borrowings, interest rate							6.25%
Borrowings outstanding			$ 0					657,000,000
1.1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.25%	6.25%	6.25%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 500,000,000
Borrowings outstanding			$ 557,000,000					558,000,000
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.95%	0.95%	0.95%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 750,000,000
Borrowings outstanding			$ 836,000,000					838,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.00%	1.00%	1.00%
€1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 1,000,000,000
Borrowings outstanding			$ 1,127,000,000					1,131,000,000
€1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.25%	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 750,000,000
Borrowings outstanding			$ 746,000,000					746,000,000
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.60%	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500,000,000
Borrowings outstanding			$ 498,000,000					498,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.13%	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 750,000,000
Borrowings outstanding			$ 832,000,000					834,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.75%	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 750,000,000
Borrowings outstanding			$ 745,000,000					745,000,000
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.55%	4.55%	4.55%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500,000,000
Borrowings outstanding			$ 493,000,000					493,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.25%	4.25%	4.25%
1.5 billion unsecured bonds
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,500,000,000
Borrowings outstanding			$ 671,000,000					671,000,000
1.5 billion unsecured bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.25%	7.25%	7.25%
Borrowings, increase in interest rate						0.25%
1 billion unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,000,000,000
Borrowings outstanding			$ 428,000,000					428,000,000
1 billion unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.00%	7.00%	7.00%
Borrowings, increase in interest rate						0.25%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 268,000,000					151,000,000
Other loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.90%	0.90%	0.90%
Other loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.50%	3.50%	3.50%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 310,000,000	€ 277,000,000				344,000,000
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.16%	1.16%	1.16%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 1,249,000,000					1,218,000,000
Other loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.40%	0.40%	0.40%
Other loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.50%	2.50%	2.50%
Total Corporate
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 10,470,000,000					11,022,000,000
Total
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			10,791,000,000					11,375,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings			9,624,000,000					10,605,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt			(225,000,000)					(261,000,000)
Total non-current portion of non-current borrowings			790,000,000					866,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			78,000,000					81,000,000
Americas | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 78,000,000					81,000,000
Americas | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.00%	0.00%	0.00%
Americas | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			9.50%	9.50%	9.50%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 243,000,000					272,000,000
Europe, Asia & Africa | EBRD Facility
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 152,000,000					175,000,000
Europe, Asia & Africa | EBRD Facility | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.30%	2.30%	2.30%
Europe, Asia & Africa | EBRD Facility | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.60%	2.60%	2.60%
Europe, Asia & Africa | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 91,000,000					$ 97,000,000
Europe, Asia & Africa | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.00%	0.00%	0.00%
Europe, Asia & Africa | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.20%	5.20%	5.20%